INCOME TAXES - Foreign and Domestic Income Before Tax (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic			$ (31,531)	$ (4,736)
Foreign			28,061	7,304
(Loss) income before income taxes	$ (1,724)	$ (2,986)	$ (3,470)	$ 2,568